Cover	Nov. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 28, 2023
Entity File Number	001-41222
Entity Registrant Name	TPG Inc.
Entity Central Index Key	0001880661
Entity Tax Identification Number	87-2063362
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	871-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	TPG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable